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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           June 30, 2003
                                                --------------------------------

Check here if Amendment [X]; Amendment Number:                 1
                                                --------------------------------

      This Amendment (Check only one.):   [X] is a restatement.
                                          [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Frank Russell Company
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Address:    909 A Street
            Tacoma, WA 98402
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Form 13F File Number:                     28-01190
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mary Beth Rhoden
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Title:      Assistant Secretary and Staff Counsel
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Phone:      (253) 573-4846
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/s/ Mary Beth Rhoden            Tacoma, WA               December 12, 2003
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[Signature]                    [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

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                                                Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         48
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Form 13F Information Table Entry Total:      Not Applicable for this Amendment
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Form 13F Information Table Value Total:   $  Not Applicable for this Amendment
                                          --------------------------------------

THIS AMENDMENT IS FILED TO RESTATE FILE NUMBERS FOR CERTAIN OTHER INCLUDED MANAGERS.

NUMBER REFERENCES TO OTHER INCLUDED MANAGERS APPEARING IN THE INFORMATION TABLE AND NOT INCLUDED IN THE FOLLOWING LIST ARE ATTRIBUTABLE TO THE FILER, FRANK RUSSELL COMPANY.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number                  Name
---     --------------------                  ----
892     28-03344                 Alliance Capital Management L.P.
893     28-01488                 Delphi Management, Inc.
896     28-03706                 Equinox Capital Management, LLC
899     28-00620                 Franklin Portfolio Associates, LLC
900     28-06418                 Genesis Asset Managers Limited
901     28-03059                 Jacobs Levy Equity Management, Inc.
902     28-00694                 J.P. Morgan Investment. Management Inc.
903     28-03877                 Fiduciary Trust Company International, Inc.
904     28-04968                 MFS Institutional Advisors, Inc.
907     28-03426                 Suffolk Capital Management, LLC
908     28-00115                 T. Rowe Price Associates, Inc.
909     28-04395                 Baillie Gifford Overseas Limited
910     28-00096                 Capital Guardian Trust Company (Capital Group, Inc.)
911     28-02633                 Marvin & Palmer Associates, Inc.
912     28-03946                 Barclays Global Investors, N.A.
913     28-06536                 AEW Management and Advisors, L.P.
914     28-04372                 Westpeak Global Advisors, L.P.
915     28-00620                 The Boston Company Asset Management LLC
916     28-00979                 Alliance Capital Management L.P. through its Bernstein Investment Research and Management Unit
918     28-01096                 Frank Russell Trust Company
919     28-01515                 Geewax Terker & Company
921     28-04731                 Schroder Investment Management North America Limited
922     28-06677                 TCW Investment Management Company
923     28-03946                 Barclays Global Investors, N.A.
924     28-00939                 Fidelity International Limited
925     28-04457                 Capital International, Inc.
926     28-06748                 Marsico Capital Management, LLC
927     28-03344                 Alliance Capital  Australia Limited
928     28-07312                 Security Capital Global Capital Management Group Inc.
929     28-01202                 Strong Capital Management, Inc
930     28-02924                 Turner Investment Partners, Inc
931     28-05519                 CapitalWorks Investment Partners, LLC
932     28-04207                 Driehaus Capital Management, Inc
933     28-05015                 Systematic Financial Management, L.P.
934     28-00663                 David J. Greene & Company, LLC
935     28-02293                 TimesSquare Capital Management, Inc.
936     28-04007                 Fuller & Thaler Asset Management, Inc.
937     28-06008                 Iridian Asset Management LLC
939     28-00620                 The Boston Company Asset Management LLC
940     28-04760                 RREEF America L.L.C.
941     28-02204                 BrandyWine Asset Management, LLC
942     28-10312                 Goldman Sachs Asset Management, a Unit of the Investment Management Division of
                                 Goldman, Sachs & Co.
943     28-05268                 DePrince, Race & Zollo, Inc.
944     28-00288                 Montag & Caldwell, Inc.
945     28-00413                 Lord Abbett & Co.
946     28-05508                 Aronson+Johnson+Ortiz, LP
947     28-02510                 Roxbury Capital Management, LLC
948     28-10005                 Arrowstreet Capital, Limited Partnership